Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, net of allowance	$ 518	$ 272
Accounts receivable, net of allowance		$ 283	$ 272
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	730,000,000	730,000,000	155,640,290
Common stock, shares issued	137,722,917	124,307,884	18,529,453
Common stock, shares outstanding	137,722,917	124,307,884	18,529,453
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Treasury stock, Shares		0	90,834
Series A Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized		0	29,484,740
Redeemable convertible preferred stock, shares issued		0	29,484,740
Redeemable convertible preferred stock, shares outstanding		0	29,484,740
Series B Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized		0	75,088,327
Redeemable convertible preferred stock, shares issued		0	41,205,482
Redeemable convertible preferred stock, shares outstanding		0	41,205,482
Series X Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized		0	11,953,274
Redeemable convertible preferred stock, shares issued		0	11,953,274
Redeemable convertible preferred stock, shares outstanding		0	11,953,274